General and Administration Costs (Tables)	9 Months Ended
Apr. 30, 2022
Schedule of General and Administration Costs

	Three month period ended April 30,		Nine month period ended April 30,
	2022	2021 Restated (Note 2)	2022	2021 Restated (Note 2)

Wages and salaries	$173,862	$189,200	$540,481	$264,378
Professional fees	224,573	299,923	805,263	347,811
Consulting	118,081	173,993	354,852	241,797
Insurance	314,226	114,770	722,608	122,544
Regulatory, filing and transfer agent fees	42,656	24,688	233,764	33,273
Shareholder communications	144,048	76,795	379,423	98,503
Amortization	3,817	3,814	11,453	11,443
Rent	3,167	4,278	9,569	13,778
Travel	26,155	46	45,916	6,606
Other	98,448	14,609	169,950	17,847
Share-based compensation	1,153,248	1,288,027	2,636,995	1,288,027
NASDAQ uplisting expenses	-	1,491,085	-	1,491,085
	$2,302,281	$3,681,228	$5,910,274	$3,937,092